Intangible assets - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2022
Prosynergia
Disclosure of detailed information about intangible assets [line items]
Patents					€ 6,529
Exclusive licensing contract with the Scripps Research Institute, University of Chicago and Brigham Young University
Disclosure of detailed information about intangible assets [line items]
Collaboration agreements, development milestone payment, IND approval	€ 45
Exclusive licensing agreement with CNRS, University of Montpellier and Institut Curie
Disclosure of detailed information about intangible assets [line items]
Collaboration agreements, development milestone payment, Phase 2	€ 40
Wittycel SAS
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life			€ 0
Impairment loss recognised in profit or loss, other intangible assets		€ 0	€ 45	€ 0